General Company Information (Details) € / shares in Units, € in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)
General Company Information
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs			€ 22.0
Follow-on Equity Offering | Common shares
General Company Information
Public offering price (in dollars per share) | (per share)	$ 14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs		€ 22.0
Follow-on public offering | Common shares
General Company Information
Public offering price (in dollars per share) | (per share)	14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs		€ 22.0
Follow-on public offering | Common shares | Major purchases of assets
General Company Information
Number of common shares issued (in shares) | shares		3,500,000
Public offering price (in dollars per share) | (per share)	$ 14.00	€ 12.71
Follow-on public offering | Common shares | Selling shareholders | Major purchases of assets
General Company Information
Number of common shares issued (in shares) | shares		1,500,000
Follow-on public offering | Common shares | The Company | Major purchases of assets
General Company Information
Number of common shares issued (in shares) | shares		2,000,000
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs		€ 22.0